Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition (Parentheticals)
$ in Thousands
12 Months Ended
Dec. 31, 2023 USD ($)
Acquisition of NCDC S.A [Member]
Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition (Parentheticals) [Line Items]
Cash acquired	$ 2,119